Equity - Additional Information (Detail)			1 Months Ended			6 Months Ended		12 Months Ended
	Sep. 20, 2018 $ / shares shares	Dec. 19, 2017 shares	Jan. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Sep. 30, 2018 shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2018 USD ($)	Mar. 31, 2019 USD ($) $ / shares shares	Sep. 19, 2018 shares
Equity [Line Items]
Common stock, authorized						1,000,000,000		1,000,000,000	10,000
Common stock par value | $ / shares	$ 0.00001							$ 0.00001
Common stock shares, issued	75,000,000		1,302,084	2,604,166		78,906,250		78,906,250
Common stock shares, outstanding	75,000,000					78,906,250		78,906,250	750
Cash Contribution | $						$ 551,027	$ 8,492,469	$ 16,130,948
Common stock, sale price | $ / shares			$ 3.84	$ 3.84
Total net proceeds | $			$ 14,745,760	$ 14,745,760
Stock split	0.0000001
Reverse stock split	The stock split increased the total number of authorized shares from 10,000 to 1,000,000,000, increased the number of shares outstanding from 750 to 75,000,000, and decreased the par value from $1.00 to $0.00001.
Roivant Sciences Ltd. (RSL) [Member]
Equity [Line Items]
Cash Contribution | $								$ 13,900,550
Common Shares Subscribed
Equity [Line Items]
Common share subscription, shares		100			650